COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

January 31, 2021 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	6.7%
BANKS	1.0%
Dime Community Bancshares, Inc., 5.50%, Series A(a)		48,898	$1,240,053
Fulton Financial Corp., 5.125%, Series A(a)		32,196	844,501
Wells Fargo & Co., 4.70%, Series AA(a)		9,183	231,412
Wells Fargo & Co., 4.75%, Series Z(a)		22,573	564,777

			2,880,743

ELECTRIC	0.5%
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		49,404	1,535,476

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.6%
Synchrony Financial, 5.625%, Series A(a)		71,414	1,897,470

INSURANCE	1.0%
LIFE/HEALTH INSURANCE	0.9%
Brighthouse Financial, Inc., 5.375%, Series C(a)		69,200	1,774,980
CNO Financial Group, Inc., 5.125%, due 11/25/60		33,525	859,916

			2,634,896

PROPERTY CASUALTY	0.1%
Assurant, Inc., 5.25%, due 1/15/61		12,717	336,238

TOTAL INSURANCE			2,971,134

PIPELINES	0.7%
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		44,262	952,076
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		47,676	1,049,825

			2,001,901

REAL ESTATE—OFFICE	0.7%
Brookfield Property Partners LP, 5.75%, Series A(a)		66,680	1,550,310
Brookfield Property Partners LP, 6.50%, Series A-1(a)		15,210	376,143

			1,926,453

TELECOMMUNICATION SERVICES	1.3%
United States Cellular Corp., 5.50%, due 3/1/70		84,400	2,124,348
United States Cellular Corp., 6.25%, due 9/1/69		61,200	1,638,324

			3,762,672

UTILITIES	0.9%
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		56,677	1,446,964

		Shares		Value
South Jersey Industries, Inc., 5.625%, due 9/16/79		48,866		$1,252,924

				2,699,888

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$18,701,235)				19,675,737

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	89.4%
BANKS	23.3%
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		$3,767,000		4,178,786
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		3,793,000		4,273,023
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		2,459,000		2,722,460
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		488,000		556,662
Bank of New York Mellon Corp./The, 3.70% to 3/20/26, Series H(a),(b)		1,040,000		1,072,448
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)		702,000		713,408
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		310,000		326,549
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		3,275,000		3,565,656
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		3,146,000		3,613,024
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		1,221,000		1,370,572
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		12,000	†	1,281,000
Comerica, Inc., 5.625% to 7/1/25(a),(b)		1,527,000		1,683,517
Corestates Capital III, 0.791% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(c),(d)		1,055,000		1,008,642
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(d)		2,000,000		2,946,000
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(d)		2,575,000		2,819,625
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)(a),(c),(d)		3,500	†	2,940,000
First Horizon Bank, 5.75%, due 5/1/30, Series BKNT		1,000,000		1,213,596
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(a),(b)		350,000		388,773
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		515,000		567,123
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)		929,000		994,959
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)		3,450,000		4,068,447
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		930,000		981,758
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		2,125,000		2,322,903
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		2,144,000		2,317,673
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		860,000		967,234
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		973,000		1,089,147
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		962,000		1,053,390

		Principal Amount	Value
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		$2,292,000	$2,590,648
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		1,418,000	1,520,805
US Bancorp., 5.30% to 4/15/27, Series J(a),(b)		995,000	1,111,912
Wells Fargo & Co., 3.90% to 3/15/26(a),(b)		7,250,000	7,254,531
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		2,300,000	2,567,352
Wells Fargo & Co., 5.95%, due 12/15/36		1,805,000	2,497,898
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		23,000	31,537

			68,611,058

BANKS—FOREIGN	33.7%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		1,200,000	1,441,726
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(f)		1,200,000	1,270,599
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		1,000,000	1,191,833
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(e),(f)		600,000	721,893
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)(a),(b),(e),(f)		400,000	480,020
Banco do Brasil SA/Cayman, 9.00% to 6/18/24, 144A (Brazil)(a),(b),(d),(f)		1,600,000	1,791,520
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		1,000,000	1,099,926
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)		400,000	434,991
Bank of Ireland Group PLC, 6.00% to 3/1/26 (Ireland)(a),(b),(e),(f)		1,000,000	1,305,403
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		1,600,000	2,235,459
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(b)		1,800,000	1,463,254
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		1,145,000	1,232,364
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(f)		800,000	868,022
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		1,600,000	1,683,310
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)		1,000,000	1,121,752
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(f)		2,600,000	2,825,030
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(f)		800,000	835,752
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(d),(f)		1,000,000	1,177,065
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)		400,000	439,134
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(f)		1,200,000	1,387,119
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(e),(f)		2,400,000	3,072,707
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)		1,200,000	1,280,370
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(f)		2,000,000	2,213,890
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(f)		1,400,000	1,581,125
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(f)		1,200,000	1,453,406
Credit Suisse Group AG, 4.50% to 9/3/30, 144A (Switzerland)(a),(b),(d),(f)		1,800,000	1,786,500
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(d),(f)		2,400,000	2,543,880

	Principal Amount	Value
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(d),(f)	$1,600,000	$1,783,336
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	800,000	847,392
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(d),(f)	2,200,000	2,477,849
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(f)	800,000	889,066
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(f)	2,800,000	3,054,744
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	600,000	627,237
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a),(b),(f)	2,400,000	2,439,000
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	800,000	874,860
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	800,000	904,340
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(f)	800,000	867,668
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	1,000,000	1,101,350
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	800,000	835,011
Intesa Sanpaolo SpA, 6.25% to 5/16/2024 (EUR) (Italy)(a),(b),(e),(f)	800,000	1,049,720
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(f)	800,000	900,000
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	1,200,000	1,337,064
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	400,000	457,180
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(b),(e),(f)	800,000	1,216,693
Nationwide Building Society, 10.25% (United Kingdom)(a),(e)	315,000	794,182
Natwest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a),(b),(f)	1,200,000	1,734,702
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(f)	1,000,000	1,103,750
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)	2,800,000	3,293,416
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(f)	800,000	912,668
Raiffeisen Bank International AG, 6.00% to 6/15/26 (Austria)(a),(b),(e),(f)	1,600,000	2,105,889
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)	2,400,000	1,976,042
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(d),(f)	4,400,000	4,598,000
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(d),(f)	1,600,000	1,772,000

		Principal Amount	Value
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(f)		$2,000,000	$2,201,260
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(f)		400,000	470,251
Standard Chartered PLC, 4.75% to 1/14/31, 144A (United Kingdom)(a),(b),(d),(f)		2,200,000	2,227,940
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(f)		600,000	632,217
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(f)		400,000	433,316
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(e)		2,615,725	4,176,125
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a),(b),(e),(f)		600,000	629,078
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)		1,800,000	1,904,263
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		2,800,000	3,160,500
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		400,000	456,496
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(f)		2,800,000	3,074,946
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)		600,000	844,656

			99,102,257

ELECTRIC	2.0%
CMS Energy Corp., 3.75% to 12/1/30, due 12/1/50(b)		1,000,000	1,025,000
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		1,992,000	2,265,038
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		500,000	535,000
General Electric Co., 3.531% (3 Month US LIBOR + 3.33%), Series D (FRN)(a),(c)		1,000,000	945,790
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		1,010,000	1,068,730

			5,839,558

ELECTRIC—FOREIGN	0.5%
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(e)		1,100,000	1,513,464

FINANCIAL	4.3%
CREDIT CARD	0.3%
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		670,000	757,013

DIVERSIFIED FINANCIAL SERVICES	1.5%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(d)		450,000	459,541
General Motors Financial Co., Inc., 5.70% to 9/30/30, Series C(a),(b)		1,170,000	1,317,712
SVB Financial Group, 4.10% to 2/15/31(a),(b)		2,496,000	2,542,675

			4,319,928

		Principal Amount	Value
INVESTMENT BANKER/BROKER	2.5%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		$4,406,000	$4,560,210
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		2,227,000	2,473,885
Morgan Stanley, 5.875% to 9/15/26, Series M(a),(b)		400,000	453,500

			7,487,595

TOTAL FINANCIAL			12,564,536

INSURANCE	12.6%
LIFE/HEALTH INSURANCE	2.9%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(d)		900,000	1,279,440
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		110,000	127,765
MetLife, Inc., 6.40%, due 12/15/36		800,000	1,034,168
MetLife, Inc., 9.25%, due 4/8/38, 144A(d)		600,000	910,995
MetLife, Inc., 10.75%, due 8/1/39		905,000	1,539,064
Provident Financing Trust I, 7.405%, due 3/15/38		565,000	651,691
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		1,175,000	1,265,087
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(d)		940,000	796,650
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		760,000	806,926

			8,411,786

LIFE/HEALTH INSURANCE	0.9%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		2,460,000	2,635,275

LIFE/HEALTH INSURANCE—FOREIGN	2.2%
Achmea BV, 4.625% to 3/24/29 (Netherlands)(a),(b),(e),(f)		1,400,000	1,801,383
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		200,000	222,940
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(e)		600,000	671,250
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)(b),(e)		690,000	788,145
Legal & General Group PLC, 5.625% to 3/24/31 (United Kingdom)(a),(b),(e),(f)		1,000,000	1,510,395
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(e),(f)		1,000,000	1,542,459

			6,536,572

MULTI-LINE	1.7%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		685,000	786,051
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(b)		2,630,000	3,854,656

		Principal Amount	Value
Hartford Financial Services Group, Inc./The, 2.346% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		$500,000	$461,188

			5,101,895

MULTI-LINE—FOREIGN	0.8%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(d)		1,300,000	1,815,535
AXA SA, 8.60%, due 12/15/30 (France)		375,000	586,734

			2,402,269

PROPERTY CASUALTY	1.7%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		230,000	262,200
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		1,560,000	1,631,321
Liberty Mutual Group, Inc., 7.80%, due 3/15/37, 144A(d)		250,000	320,769
Markel Corp., 6.00% to 6/1/25(a),(b)		1,460,000	1,605,095
PartnerRe Finance B LLC, 4.50% to 4/1/30, due 10/1/50(b)		990,000	1,045,919

			4,865,304

PROPERTY CASUALTY—FOREIGN	2.1%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(e)		1,000,000	1,035,000
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(d)		3,300,000	3,596,670
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(e)		200,000	219,785
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(b),(d)		1,000,000	1,161,375

			6,012,830

REINSURANCE	0.3%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		950,000	995,872

TOTAL INSURANCE			36,961,803

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.0%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		2,360,000	2,935,903

PIPELINES	0.0%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(a),(b)		123,000	115,878

		Principal Amount	Value
PIPELINES—FOREIGN	3.7%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		$4,455,000	$4,935,311
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		1,462,000	1,565,909
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		431,000	468,050
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		2,707,000	2,981,084
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		720,000	801,764

			10,752,118

REAL ESTATE—RETAIL—FOREIGN	2.3%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(d)		3,300,000	3,407,486
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(d)		3,100,000	3,235,154

			6,642,640

UTILITIES	6.0%
ELECTRIC UTILITIES	1.9%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		1,809,000	2,141,865
Sempra Energy, 4.875% to 10/15/25(a),(b)		3,080,000	3,325,476

			5,467,341

ELECTRIC UTILITIES—FOREIGN	4.1%
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		4,748,000	5,186,240
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		4,599,000	5,377,358
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		1,331,000	1,557,270

			12,120,868

TOTAL UTILITIES			17,588,209

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$246,233,583)			262,627,424

		Shares	Value
SHORT-TERM INVESTMENTS	2.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(g)		6,852,889	$6,852,889

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,852,889)			6,852,889

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$271,787,707)	98.4%		$289,156,050
OTHER ASSETS IN EXCESS OF LIABILITIES	1.6		4,575,977

NET ASSETS	100.0%		$293,732,027

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	4,401,946	USD	3,454,932	2/2/21	$12,538
Brown Brothers Harriman	EUR	816,870	USD	994,467	2/2/21	3,155
Brown Brothers Harriman	EUR	532,057	USD	655,331	2/2/21	9,653
Brown Brothers Harriman	EUR	17,125,688	USD	20,964,753	2/2/21	181,883
Brown Brothers Harriman	GBP	3,835,880	USD	5,243,686	2/2/21	(12,045)
Brown Brothers Harriman	GBP	696,880	USD	949,344	2/2/21	(5,487)
Brown Brothers Harriman	GBP	503,312	USD	684,157	2/2/21	(5,456)
Brown Brothers Harriman	USD	6,911,455	GBP	5,036,072	2/2/21	(11,280)
Brown Brothers Harriman	USD	3,444,860	CAD	4,401,946	2/2/21	(2,467)
Brown Brothers Harriman	USD	22,417,652	EUR	18,474,615	2/2/21	2,208
Brown Brothers Harriman	CAD	4,447,228	USD	3,480,324	3/2/21	2,226
Brown Brothers Harriman	EUR	18,234,436	USD	22,138,246	3/2/21	(3,638)
Brown Brothers Harriman	GBP	5,018,437	USD	6,887,730	3/2/21	10,764

						$182,054

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.

(c)	Variable rate. Rate shown is in effect at January 31, 2021.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $72,836,285 which represents 24.8% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $42,241,770 which represents 14.4% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $93,440,402 or 31.8% of the net assets of the Fund.

(g)	Rate quoted represents the annualized seven-day yield.

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Country Summary	% of Net Assets
United States	45.7
United Kingdom	11.0
France	8.7
Switzerland	7.2
Canada	7.1
Australia	3.6
Netherlands	3.3
Italy	2.1
Germany	1.5
Spain	1.5
Ireland	1.2
Sweden	0.9
Austria	0.7
Brazil	0.6
Other	4.9

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$19,675,737	$19,675,737	$—	$—
Preferred Securities—Capital Securities	262,627,424	—	262,627,424	—
Short-Term Investments	6,852,889	—	6,852,889	—

Total Investments in Securities(a)	$289,156,050	$19,675,737	$269,480,313	$—

Forward Foreign Currency Exchange Contracts	$222,427	$—	$222,427	$—

Total Derivative Assets(a)	$222,427	$—	$222,427	$—

Forward Foreign Currency Exchange Contracts	$(40,373)	$—	$(40,373)	$—

Total Derivative Liabilities(a)	$(40,373)	$—	$(40,373)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Banks
Balance as of October 31, 2020	$2,777,138
Transfer Out of Level 3(a)	(2,819,625)
Accrued discount (premium)	(320)
Change in unrealized appreciation (depreciation)	42,807

Balance as of January 31, 2021	$—

(a)	Transfer from Level 3 to Level 2 was a result of the availability of a pricing source supported by observable inputs.

The change in unrealized appreciation (depreciation) attributable to securities owned on January 31, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $42,807.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended January 31, 2021:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$27,608,695